SEGMENTAL ANALYSIS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of entity's operating segments [text block] [Abstract]
Schedule of Operating Segments [Text Block]
	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2017
Net interest income	8,706	3,086	133	395	12,320
Other income, net of insurance claims	2,217	1,761	1,846	381	6,205
Total underlying income, net of insurance claims	10,923	4,847	1,979	776	18,525
Operating lease depreciation[1]	(946)	(44)	–	(63)	(1,053)
Net income	9,977	4,803	1,979	713	17,472
Operating costs	(4,857)	(2,199)	(1,040)	(88)	(8,184)
Impairment (charge) credit	(717)	(115)	–	37	(795)
Underlying profit	4,403	2,489	939	662	8,493
External income	12,651	3,093	1,883	898	18,525
Inter-segment income	(1,728)	1,754	96	(122)	–
Segment underlying income, net of insurance claims	10,923	4,847	1,979	776	18,525
Segment external assets	349,116	174,081	151,986	136,926	812,109
Segment customer deposits	253,127	147,588	13,770	3,639	418,124
Segment external liabilities	258,423	223,543	157,824	123,176	762,966
Other segment items reflected in income statement above:
Depreciation and amortisation	1,545	259	197	369	2,370
Increase in value of in-force business	–	–	(165)	–	(165)
Defined benefit scheme charges	137	48	25	149	359
Other segment items:
Additions to fixed assets	2,431	107	274	843	3,655
Investments in joint ventures and associates at end of year	9	–	–	56	65
	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2016[1]
Net interest income	8,073	2,934	80	348	11,435
Other income, net of insurance claims	2,162	1,756	1,939	208	6,065
Total underlying income, net of insurance claims	10,235	4,690	2,019	556	17,500
Operating lease depreciation[2]	(775)	(105)	–	(15)	(895)
Net income	9,460	4,585	2,019	541	16,605
Operating costs	(4,748)	(2,189)	(1,046)	(110)	(8,093)
Impairment (charge) credit	(654)	(17)	–	26	(645)
Underlying profit	4,058	2,379	973	457	7,867
External income	12,203	3,408	1,434	455	17,500
Inter-segment income	(1,968)	1,282	585	101	–
Segment underlying income, net of insurance claims	10,235	4,690	2,019	556	17,500
Segment external assets	338,939	187,405	154,782	136,667	817,793
Segment customer deposits	256,453	141,302	13,798	3,907	415,460
Segment external liabilities	264,915	230,030	160,815	113,568	769,328
Other segment items reflected in income statement above:
Depreciation and amortisation	1,343	313	169	555	2,380
Decrease in value of in-force business	–	–	472	–	472
Defined benefit scheme charges	141	49	31	66	287
Other segment items:
Additions to fixed assets	2,362	126	481	791	3,760
Investments in joint ventures and associates at end of year	6	–	–	53	59
	Retail £m	Commercial Banking £m	Insurance and Wealth £m	Other £m	Underlying basis total £m
Year ended 31 December 2015[1]
Net interest income	8,253	2,774	59	396	11,482
Other income, net of insurance claims	2,263	1,842	1,986	64	6,155
Total underlying income, net of insurance claims	10,516	4,616	2,045	460	17,637
Operating lease depreciation[2]	(720)	(30)	–	(14)	(764)
Net income	9,796	4,586	2,045	446	16,873
Operating costs	(4,958)	(2,225)	(954)	(174)	(8,311)
Impairment (charge) credit	(583)	22	(1)	(6)	(568)
TSB	–	–	–	118	118
Underlying profit	4,255	2,383	1,090	384	8,112
External income	12,217	3,364	2,155	(99)	17,637
Inter-segment income	(1,701)	1,252	(110)	559	–
Segment underlying income, net of insurance claims	10,516	4,616	2,045	460	17,637
Segment external assets	340,263	178,110	145,737	142,578	806,688
Segment customer deposits	261,646	140,675	14,477	1,528	418,326
Segment external liabilities	270,666	235,221	150,702	103,119	759,708
Other segment items reflected in income statement above:
Depreciation and amortisation	1,247	203	124	538	2,112
Decrease in value of in-force business	–	–	(162)	–	(162)
Defined benefit scheme charges	124	32	17	142	315
Other segment items:
Additions to fixed assets	2,133	155	343	786	3,417
Investments in joint ventures and associates at end of year	5	–	–	42	47

1 Net of profits on disposal of operating lease assets of £32 million.

1	Restated – see page F-18.
2	Net of profits on disposal of operating lease assets of £58 million.
1	Restated – see page F-18.
2	Net of profits on disposal of operating lease assets of £66 million.

Disclosure of reconciliation of underlying basis to statutory results [text block]	The underlying basis is the basis on which financial information is presented to the chief operating decision maker which excludes certain items included in the statutory results. The table below reconciles the statutory results to the underlying basis.

	Lloyds		Removal of:
	Banking Group statutory £m	Volatility and other items £m [1]	TSB £m	[6]	Insurance gross up £m [2]	PPI £m	Other conduct provisions £m	Underlying basis £m
Year ended 31 December 2017
Net interest income	10,912	228	–		1,180	–	–	12,320
Other income, net of insurance claims	7,747	(186)	–		(1,356)	–	–	6,205
Total income, net of insurance claims	18,659	42	–		(176)	–	–	18,525
Operating lease depreciation[3]		(1,053)	–		–	–	–	(1,053)
Net income	18,659	(1,011)	–		(176)	–	–	17,472
Operating expenses	(12,346)	1,821	–		176	1,300	865	(8,184)
Impairment	(688)	(107)	–		–	–	–	(795)
Profit	5,625	703	–		–	1,300	865	8,493

	Lloyds		Removal of:
	Banking Group statutory £m	Volatility and other items £m [4]	TSB £m	[6]	Insurance gross up £m [2]	PPI £m	Other conduct provisions £m	Underlying basis £m
Year ended 31 December 2016
Net interest income	9,274	263	–		1,898	–	–	11,435
Other income, net of insurance claims	7,993	121	–		(2,110)	–	61	6,065
Total income, net of insurance claims	17,267	384	–		(212)	–	61	17,500
Operating lease depreciation[3]		(895)	–		–	–	–	(895)
Net income	17,267	(511)	–		(212)	–	61	16,605
Operating expenses	(12,627)	1,948	–		212	1,350	1,024	(8,093)
Impairment	(752)	107	–		–	–	–	(645)
Profit	3,888	1,544	–		–	1,350	1,085	7,867

	Lloyds	Removal of:
	Banking Group statutory £m	Volatility and other items £m [5]	TSB £m [6]	Insurance gross up £m [2]	PPI £m	Other conduct provisions £m	Underlying basis £m
Year ended 31 December 2015
Net interest income	11,318	318	(192)	38	–	–	11,482
Other income, net of insurance claims	6,103	209	(31)	(126)	–	–	6,155
Total income, net of insurance claims	17,421	527	(223)	(88)	–	–	17,637
Operating lease depreciation[3]		(764)	–	–	–	–	(764)
Net income	17,421	(237)	(223)	(88)	–	–	16,873
Operating expenses	(15,387)	2,065	86	88	4,000	837	(8,311)
Impairment	(390)	(197)	19	–	–	–	(568)
TSB	–	–	118	–	–	–	118
Profit	1,644	1,631	–	–	4,000	837	8,112
1	In the year ended 31 December 2017 this comprises the effects of asset sales (gain of £30 million); volatile items (gain of £263 million); liability management (loss of £14 million); the amortisation of purchased intangibles (£91 million); restructuring costs (£621 million, principally comprising costs relating to the Simplification programme; the rationalisation of the non-branch property portfolio, the work on implementing the ring-fencing requirements and the integration of MBNA); and the fair value unwind and other items (loss of £270 million).

2	The Group’s insurance businesses’ income statements include income and expenditure which are attributable to the policyholders of the Group’s long-term assurance funds. These items have no impact in total upon the profit attributable to equity shareholders and, in order to provide a clearer representation of the underlying trends within the business, these items are shown net within the underlying results.

3	Net of profits on disposal of operating lease assets of £32 million (2016: £58 million; 2015: £66 million).

4	Comprises the write-off of the ECN embedded derivative and premium paid on redemption of the remaining notes in the first quarter (loss of £790 million); the effects of asset sales (gain of £217 million); volatile items (gain of £99 million); liability management (gain of £123 million); the amortisation of purchased intangibles (£340 million); restructuring costs (£622 million, principally comprising the severance related costs related to phase II of the Simplification programme); and the fair value unwind and other items (loss of £231 million).

5	Comprises market movements on the ECN embedded derivative (loss of £101 million); the effects of asset sales (gain of £54 million); volatile items (loss of £107 million); liability management (loss of £28 million); the amortisation of purchased intangibles (£342 million); restructuring costs (£170 million); TSB costs (£745 million); and the fair value unwind and other items (loss of £192 million).

6	Comprises the underlying results of TSB.